SUBSEQUENT EVENTS (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		5 Months Ended
	May 31, 2020	Nov. 30, 2019	May 31, 2020
Valuation allowance for accounts receivables in relation to bills confirmed but not yet been paid		¥ 1,432,312
Percentage of decrease in loan origination volume			79.50%
Subsequent events
Amount charged from the insurance company to cover the outstanding service fees and related late payment losses	¥ 2,300,000
Concentration of loan volume			100.00%
Subsequent events | Guarantee company A
Concentration of loan volume			63.60%
Subsequent events | Guarantee company B
Concentration of loan volume			18.70%
Subsequent events | Others
Concentration of loan volume			17.70%